Employee Contribution Plan	12 Months Ended
Dec. 31, 2024
Employee Contribution Plan
Employee Contribution Plan
19.	Employee Contribution Plan

As stipulated by the regulations of mainland China, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Group incurred for the plan were RMB1,131,829, RMB1,546,308 and RMB1,895,048 (US$259,621) for the years ended December 31, 2022, 2023 and 2024, respectively.